Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Beginning balance	$ 638	$ 604	$ 663
Declared dividends to controlling shareholders, note 17(d)			22,098
Dividends paid to controlling shareholders, note 17(d)			(22,098)
Declared dividends to non-controlling shareholders, note 17(d)	6,160	5,140	6,500
Dividends paid to non-controlling shareholders, note 17(d)	(6,160)	(5,140)	(6,500)
Expired dividends, note 17(c)	(76)	(26)	(53)
Other	5	60	(6)
Ending balance	$ 567	$ 638	$ 604